LONG-TERM DEBT (Details 2) - 2025 Unsecured Notes [member]	12 Months Ended
Dec. 31, 2017
Long Term Debt [Line Items]
Borrowings Redemption Price Percentage	100.00%
2020
Long Term Debt [Line Items]
Borrowings Redemption Price Percentage	104.78%
2021
Long Term Debt [Line Items]
Borrowings Redemption Price Percentage	103.19%
2022
Long Term Debt [Line Items]
Borrowings Redemption Price Percentage	101.59%
2023 and thereafter
Long Term Debt [Line Items]
Borrowings Redemption Price Percentage	100.00%